Interest and similar income (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Cash and balances with the Brazilian Central Bank	R$ 17,990,483	R$ 13,807,832	R$ 10,202,362
Loans and advances - Credit institutions	2,992,514	2,234,602	2,722,311
Loans and advances - Customers	75,859,217	81,330,804	73,596,047
Debt instruments	29,500,935	24,195,031	22,001,700
Pension Plans (note 21)	36,014	36,973	19,587
Other interest	10,804,315	6,677,465	6,683,111
Total	R$ 137,183,478	R$ 128,282,707	R$ 115,225,118